Secured Note Liabilities	12 Months Ended
Dec. 31, 2025
Secured Note Liabilities [Abstract]
Secured Note liabilities
12.	Secured Note liabilities

i.	2022 Secured Note

On February 25, 2022, the Company, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”) signed a definitive agreement to sell a secured note (“2022 Secured Note”) that is to be exchanged at maturity for a silver royalty on its 100% owned KSM Project to institutional investors (“Investors”) for US$225 million. The transaction closed on March 24, 2022. The key terms of the 2022 Secured Note include:

●	When the 2022 Secured Note matures, the Investors will use all of the principal amount repaid on maturity to purchase a 60% gross silver royalty (the “Silver Royalty”). Maturity occurs upon the first to occur of:

a)	Commercial production being achieved at KSM; and

b)	Either on March 24, 2032, the 10-year anniversary, or if the Environmental Assessment Certificate (“EAC”) expires and the Investors do not exercise their right to put the 2022 Secured Note to the Company, on March 24, 2035, the 13-year anniversary of the issue date of the 2022 Secured Note.

●	Prior to its maturity, the 2022 Secured Note bears interest at 6.5% per annum, payable quarterly in arrears. The Company can elect to satisfy interest payments in cash or by delivering common shares but subject to the limitation that no amount payable can be paid in common shares if, after the payment, any of the Investors would own more than 9.9% of the Company’s outstanding shares.

●	The Company has the option to buyback 50% of the Silver Royalty, once exchanged, on or before 3 years after commercial production has been achieved, for an amount that provides the Investors a minimum guaranteed annualized return.

●	If project financing to develop, construct and place KSM into commercial production is not in place by March 24, 2027, the Investors can put the 2022 Secured Note back to the Company for US$232.5 million, (“Silver Financing Put”) with the Company able to satisfy such amount in cash or by delivering common shares at its option subject to limitations noted above. This right expires once such project financing is in place. If the Investors exercise this put right, the Investors’ right to purchase the Silver Royalty terminates.

●	If KSM’s EAC expires at any time while the 2022 Secured Note is outstanding, the Investors can put the 2022 Secured Note back to the Company for US$247.5 million at any time over the following nine months, with the Company able to satisfy such amount in cash or by delivering common shares at its option subject to limitations noted below. If the Investors exercise this put right, the Investors’ right to purchase the Silver Royalty terminates.

●	If commercial production is not achieved at KSM prior to March 24, 2032, the Silver Royalty payable to the Investors will increase to a 75% gross silver royalty (if the EAC expires during the term of the 2022 Secured Note and the corresponding put right is not exercised by the Investors, this uplift will occur at the thirteenth anniversary from closing). As at December 31, 2025 and December 31, 2024, the fair value of the 2022 Secured Note was calculated based on a 75% gross silver royalty.

●	The Company’s obligations under the 2022 Secured Note are secured by a charge over all of the assets of KSMCo and a limited recourse guarantee from the Company secured by a pledge of the shares of KSMCo.

To satisfy the interest payment on the 2022 Secured Note, during 2025, the Company issued 898,989 common shares, in respect of the interest incurred during year ended December 31, 2025 (2024 - 1,101,403 common shares).

A number of the above noted options within the agreement represent embedded derivatives. Management has elected to not separate these embedded derivatives from the underlying host secured note, and instead account for the entire secured note as a financial liability at fair value through profit or loss.

The 2022 Secured Note was recognized at its estimated fair value at initial recognition of $282.3 million (US$225 million) using a discounted cash flow model with a Monte Carlo simulation. This incorporated several scenarios and probabilities of the EAC expiring, achieving commercial production and securing project financing, silver prices forecast and the discount rates. As at December 31, 2025, the fair value of the 2022 Secured Note is determined based on the assumption that the EAC will not expire.

According to IFRS 13, the fair value of a financial liability with a demand feature must not be lower than the amount payable on demand, discounted from the earliest possible date that payment could be demanded. After evaluating the likelihood of various scenarios regarding the timeline for securing project financing, it was determined that, as at December 31, 2025 and 2024, the Silver Financing Put would become exercisable in 2027.

As at December 31, 2025, the fair value of the 2022 Secured Note exceeded the discounted value of the contractual cash flows related to the Silver Financing Put embedded within the note, leading the Company to record the higher amount. In contrast, as at December 31, 2024, the discounted value of the Silver Financing Put’s contractual cash flows was higher than the fair value of the 2022 Secured Note.

For the year ended December 31, 2025, the Company recognized a loss of $20.6 million (2024 - a loss of $19.4 million). The following key inputs and assumptions were used in the determination of fair value:

Key inputs and assumptions	December 31, 2025	December 31, 2024
Forecast silver production in thousands of ounces	166,144	166,144
Silver spot price on December 31, 2025, and December 31, 2024 [1]	$71.99	$28.91
Risk-free rate	4.8%	4.8%
Credit spread	4.6%	4.8%
Share price volatility	60%	60%
Silver royalty discount factor	14.5%	11.6%

1.	The metal prices used in models are based on the quoted forward prices where available and adjusted for forward risk-free rates and cost of carry beyond quoted future forward prices.

The carrying amount for the 2022 Secured Note is as follows:

($000s)	December 31, 2025	December 31, 2024
Fair value beginning of the year	313,766	294,363
Change in fair value (gain) loss through profit and loss	46,628	(210)
Change in fair value (gain) loss through other comprehensive income (loss)	(10,905)	(5,004)
Foreign currency translation (gain) loss	(15,159)	24,617
Total change in fair value	20,564	19,403

Fair value end of the year	334,330	313,766

Sensitivity Analysis:

For the fair value of the 2022 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Silver price forward curve	● Future silver prices were 10% higher	$21.0
	● Future silver prices were 10% lower	$(21.3)
● Discount rates	● Discount rates were 1% higher	$(31.1)
	● Discount rates were 1% lower	$36.0
Key unobservable inputs
● Forecasted silver production	● Metal production indicated volumes were 10% higher	$21.0
	● Metal production indicated volumes were 10% lower	$(21.3)

ii.	2023 Secured Note

On May 11, 2023, the Company announced that it, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”), had agreed to the principal terms of a royalty agreement under which Sprott Resource Streaming and Royalty Corp. (“Sprott”) would pay KSMCo US$150 million and KSMCo would grant Sprott up to 1.2% net smelter royalty (“NSR”) on KSM. Thereafter, the Company and Sprott agreed to restructure the proposed transaction as the sale of a secured note and, on June 28, 2023, the Company and KSMCo, signed a definitive agreement to sell a secured note (“2023 Secured Note”) that is to be exchanged at maturity for a net smelter returns royalty (the “NSR”) on its 100% owned KSM to Sprott for US$150 million. The transaction closed on June 29, 2023. The key terms of the 2023 Secured Note include:

●	When the 2023 Secured Note matures, Sprott will use all of the principal amount repaid on maturity to purchase a 1% NSR, subject to adjustment of the amount as described below. Maturity occurs upon the first to occur of:

a)	Commercial production being achieved at KSM; and

b)	Either on March 24, 2032 or, if the Environmental Assessment Certificate (“EAC”) expires and the Investors do not exercise their right to put the 2023 Secured Note to the Company, on March 24, 2035.

●	Prior to its maturity, the 2023 Secured Note bears interest at 6.5% per annum, payable quarterly in arrears. Under the terms of the agreement, payment of quarterly interest due on or before June 29, 2025 (the “Deferred Interest”) was deferred and the Deferred Interest plus interest accrued on it (the “Interest Deferral Amount”) was settled in shares on December 29, 2025.

●	KSMCo had the option to pay the Interest Deferral Amount (US$21.5M) in cash or Seabridge common shares or KSMCo can elect to increase the size of the NSR to be sold to Sprott on the Maturity Date from a 1% NSR to a 1.2% NSR (the “Royalty Increase Election”). In December 2025, the Company paid the Interest Deferral Amount.

●	The Company can elect to satisfy quarterly interest payments, by paying in cash or Seabridge common shares at its option subject to limitations noted below. The requirement to make quarterly interest payments expires on the maturity date.

●	If commercial production is not achieved at the KSM prior to March 24, 2032, the NSR to be sold to Sprott on the Maturity Date will increase to 1.25% if KSMCo paid the Interest Deferral Amount in cash or shares, or to 1.5% if KSMCo made the Royalty Increase Election (the applicable increase being the “Production Delay Increase”). In December 2025, the Company paid the Interest Deferral Amount and as at December 31, 2025, the fair value of the 2023 Secured Note was calculated based on a 1.25% NSR (2024 - 1.25% to 1.5%).

●	The Company has the option to purchase the NSR amount down (after the NSR is sold to Sprott) to a 0.5% NSR (or to 0.625% if the Production Delay Increase occurred) on or before three years after commercial production has been achieved, for an amount that provides Sprott a minimum guaranteed annualized return.

●	If project financing to develop, construct and place KSM into commercial production is not in place by March 24, 2027, Sprott can put the 2023 Secured Note back to the Company for US$155 million, (“NSR Financing Put”) plus accrued and unpaid interest.

●	This Sprott put right expires once such project financing is in place. If Sprott exercises this put right, Sprott’s right to purchase the NSR terminates.

●	If KSM’s EAC expires at anytime while the 2023 Secured Note is outstanding, Sprott can put the 2023 Secured Note back to the Company at any time over the following nine months for US$165 million plus accrued and unpaid interest.

●	If Sprott exercises this put right, Sprott’s right to purchase the NSR terminates.

●	The Company can elect to satisfy payments due on Sprott’s exercise of either of its put rights in cash or by delivering common shares at its options subject to limitations noted below.

●	No amount payable shall be paid in common shares if, after the payment, Sprott would own more than 9.9% of the Company’s outstanding shares.

●	The Company’s obligations under the 2023 Secured Note are secured by a charge over all of the assets of KSMCo and a limited recourse guarantee from the Company secured by a pledge of the shares of KSMCo.

On December 29, 2025, the Company paid the Interest Deferral Amount by issuing 774,841 Seabridge common shares. Also, in respect of the interest incurred during the third and fourth quarter 2025, the Company issued 209,063 Seabridge common shares.

A number of the above noted options within the agreement represent embedded derivatives. Management has elected to not separate these embedded derivatives from the underlying host secured note, and instead account for the entire secured note as a financial liability at fair value through profit or loss.

The 2023 Secured Note was recognized at its estimated fair value at initial recognition of $198.8 million (US$150 million) using a discounted cash flow model with a Monte Carlo simulation. This incorporated several scenarios and probabilities of the EAC expiring, achieving commercial production and securing project financing, metal prices forecast and discount rates. As at December 31, 2025, the fair value of the 2023 Secured Note is determined based on the assumption that the EAC will not expire.

According to IFRS 13, the fair value of a financial liability with a demand feature must not be lower than the amount payable on demand, discounted from the earliest possible date that payment could be demanded. After evaluating the likelihood of various scenarios regarding the timeline for securing project financing, it was determined that, as at December 31, 2025 and 2024, the NRS Financing Put would become exercisable in 2027. As at December 31, 2025, and 2024, the fair value of the 2023 Secured Note exceeded the discounted value of the contractual cash flows related to the NSR Financing Put embedded within the note, leading the Company to record the higher amount.

During the year ended December 31, 2025 and 2024, the fair value of the 2023 Secured Note increased, and the Company recognized a loss of $15.4 million (2024 - a gain of $30.7 million). The following key inputs and assumptions were used in the determination of fair value:

Key inputs and assumptions	December 31, 2025	December 31, 2024
Forecast NSR:
Gold in thousands of ounces	10,500	10,500
Silver in thousands of ounces	29,876	29,876
Copper in millions of pounds	19,322	19,322
Molybdenum in millions of pounds	152	152
Metals spot prices on December 31, 2025, and December 31, 2024: [1]
Gold per ounce	$4,307.95	$2,617.20
Silver per ounce	$71.99	$28.91
Copper per pound	$5.63	$4.06
Molybdenum per pound	$21.50	$21.37
Risk-free rate	4.8%	4.8%
Credit spread	4.6%	4.8%
Share price volatility	60%	60%
NSR royalty discount factor	14.5%	11.6%

1.	The metal prices used in model are based on the quoted forward prices where available and adjusted for forward risk-free rates and cost of carry beyond quoted future forward prices.

The carrying amount for the 2023 Secured Note is as follows:

($000s)	December 31, 2025	December 31, 2024
Fair value beginning of the year	248,786	279,525
Change in fair value (gain) loss through profit and loss	20,039	(23,353)
Change in fair value (gain) loss through other comprehensive income (loss)	6,734	(29,195)
Foreign currency translation (gain) loss	(11,372)	21,809
Total change in fair value	15,401	(30,739)

Fair value end of the year	264,187	248,786

Sensitivity Analysis:

For the fair value of the 2023 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Metals price forward curve	● Future metal prices were 10% higher	$18.2
	● Future metal prices were 10% lower	$(18.4)
● Discount rates	● Discount rates were 1% higher	$(30.1)
	● Discount rates were 1% lower	$35.7
Key unobservable inputs
● Forecasted metal production	● Metal production indicated volumes were 10% higher	$18.0
	● Metal production indicated volumes were 10% lower	$(18.1)